Lease liabilities - change in the lease liability and discloses a maturity analysis (Details) - USD ($)		6 Months Ended	12 Months Ended
	Jan. 31, 2020	Jun. 30, 2021	Dec. 31, 2020
Lease liabilities.
Balance as at beginning period		$ 1,075,773	$ 1,129,249
Lease addition		1,290,687	465,312
Lease termination	$ 33,442		(33,442)
Accretion of lease liability		67,042	79,205
Repayment of principal and interest		(385,203)	(564,551)
Balance as at end period		$ 2,048,299	$ 1,075,773